Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,672,055)	$ (8,727,298)	$ (6,581,024)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	1,165,022	8,047,985	6,446,153
Changes in operating assets and liabilities:
Other receivable	1,377,873
Due from related parties	(5,638,387)
Due to related parties	(497,014)	497,014
Accrued expense	(49,475)	49,475
Net cash used in operating activities	(7,314,036)	(132,824)	(134,871)
CASH FLOWS FROM INVESTING ACTIVITY:
Investment in subsidiaries	(8,450,000)
Net cash used in investing activity	(8,450,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	15,000,000	24,999,992
Cash (payment to) repayment from subsidiaries	(291,916)	14,511	115,133
Net cash provided by financing activities	14,708,084	25,014,503	115,133
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	(63,852)	167,487	69
CHANGES IN CASH	(1,119,804)	25,049,166	(19,669)
Cash, beginning of year	25,058,414	9,248	28,917
Cash, end of year	$ 23,938,610	$ 25,058,414	$ 9,248